Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value [Abstract]
Carrying amounts and estimated fair values of financial instruments

		March 31, 2012		December 31, 2011
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Restricted cash	1	$3	$3	$2	$2
VOI notes receivable	3	120	143	93	109
Securitized vacation ownership notes receivable	3	411	508	446	551
Other notes receivable	3	23	23	26	26

Total financial assets		$557	$677	$567	$688

Liabilities:
Long-term debt	1	$1,648	$1,919	$2,194	$2,442
Long-term securitized debt	3	364	380	402	412

Total financial liabilities		$2,012	$2,299	$2,596	$2,854

Off-Balance sheet:
Letters of credit	2	$—	124	$—	$171
Surety bonds	2	—	21	—	21

Total Off-Balance sheet		$—	$145	$—	$192